Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0002074123
Registrant Name	CCH Holdings Ltd
Registration File Number	333-289878
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A